Expense Example - AMERICAN FUNDS MORTGAGE FUND	Aug. 31, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 444
Expense Example, with Redemption, 3 Years	601
Expense Example, with Redemption, 5 Years	772
Expense Example, with Redemption, 10 Years	1,266
Class 529-A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	422
Expense Example, with Redemption, 3 Years	586
Expense Example, with Redemption, 5 Years	763
Expense Example, with Redemption, 10 Years	1,278
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	249
Expense Example, with Redemption, 3 Years	472
Expense Example, with Redemption, 5 Years	819
Expense Example, with Redemption, 10 Years	1,592
Class 529-C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	252
Expense Example, with Redemption, 3 Years	482
Expense Example, with Redemption, 5 Years	835
Expense Example, with Redemption, 10 Years	1,349
Class 529-E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	307
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	1,197
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	320
Expense Example, with Redemption, 3 Years	479
Expense Example, with Redemption, 5 Years	652
Expense Example, with Redemption, 10 Years	1,153
Class 529-T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	324
Expense Example, with Redemption, 3 Years	491
Expense Example, with Redemption, 5 Years	673
Expense Example, with Redemption, 10 Years	1,199
Class F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	209
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	830
Class F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	130
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	525
Class F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	95
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	388
Class 529-F-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	902
Class 529-F-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	149
Expense Example, with Redemption, 5 Years	264
Expense Example, with Redemption, 10 Years	599
Class 529-F-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	111
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	451
Class R-1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	451
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,720
Class R-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	441
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,687
Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,185
Class R-4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	213
Expense Example, with Redemption, 5 Years	374
Expense Example, with Redemption, 10 Years	842
Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	117
Expense Example, with Redemption, 5 Years	208
Expense Example, with Redemption, 10 Years	476
Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	27
Expense Example, with Redemption, 3 Years	95
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	388
Class R-2E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,336
Class R-5E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	143
Expense Example, with Redemption, 5 Years	253
Expense Example, with Redemption, 10 Years	$ 574